Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Operating Activities:
Net Income (Loss)	$ 1,330	$ 7,302
Net Change in A/R	2,060	2,746
Net Change in A/P	(2,160)	(2,700)
Net Cash Provided By (Used In) Operating Activities	1,230	4,348
Cash Flows From Financing Activities:
(Repayments to) Advances from Affiliate	(1,910)	(64,503)
Net Cash Provided by (Used in) Financing Activities	(1,910)	(64,503)
Cash and Cash Equivalents, Period Increase (Decrease)	(680)	(57,155)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	10,704	67,662
Cash and Cash Equivalents, at Carrying Value, Ending Balance	10,024	10,508
Supplemental Cash Flow Information
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	0	0
Income Taxes Paid, Net	$ 0	$ 0